UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01533

SELECTED INTERNATIONAL FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2011

Date of reporting period: June 30, 2011

____________________

ITEM 1. REPORT TO STOCKHOLDERS

SELECTED FUNDS	Table of Contents

Shareholder Letter	2

Management's Discussion of Fund Performance:
Selected American Shares	3
Selected International Fund	5

Fund Overview:
Selected American Shares	7
Selected International Fund	8
Selected Daily Government Fund	9

Expense Example	10

Schedule of Investments:
Selected American Shares	12
Selected International Fund	16
Selected Daily Government Fund	19

Statements of Assets and Liabilities	21

Statements of Operations	23

Statements of Changes in Net Assets	24

Notes to Financial Statements	26

Financial Highlights	35

Director Approval of Advisory Agreements	39

Fund Information	42

Privacy Notice and Householding	43
Directors and Officers	44

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Funds prospectus, which contains more information about investment strategies, risks, fees, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Selected Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

SELECTED FUNDS	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Selected Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Research Report for certain funds, which is published semi-annually. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either on our website, www.selectedfunds.com, or by calling 1-800-243-1575.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

James J. McMonagle                                              Christopher C. Davis                                                Kenneth C. Feinberg
Chairman                                                           President & Portfolio Manager                              Portfolio Manager

August 2, 2011

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED AMERICAN SHARES, INC.

Performance Overview

Selected American Shares’ Class S shares delivered a total return on net asset value of 2.51% (Class D shares returned 2.68%) for the six-month period ended June 30, 2011. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 6.02%. Every sector1 within the Index, except for financials, delivered positive returns over the six-month period. The sectors within the Index that turned in the strongest performance over the six-month period were health care and energy. The sectors within the Index that turned in the weakest performance over the six-month period were financials and information technology.

Factors Impacting the Fund’s Performance

Consumer staple companies were the most important contributor2 to performance, both on an absolute basis and relative to the Index. The Fund’s consumer staple companies out-performed the corresponding sector within the Index (up 11% versus up 8% for the Index) and had a higher relative average weighting (16% versus 10% for the Index). Costco Wholesale3 and CVS Caremark were among the most important contributors to performance.

Health care companies were also an important contributor to absolute performance. The Fund’s health care companies under-performed the corresponding sector within the Index (up 9% versus up 14% for the Index), but had a higher relative average weighting (12% versus 11% for the Index) in this stronger performing sector. Pfizer was among the most important contributors to performance.

Material companies were the most important detractor from absolute and relative performance. The Fund’s material companies under-performed the corresponding sector within the Index (down 17% versus up 4% for the Index) and had a higher relative average weighting (8% versus 4% for the Index). Sino-Forest was the single most important detractor from performance. Listed in Toronto, but operating predominantly in mainland China, Sino-Forest is a commercial timber plantation manager that enters into long-term leases with Chinese provincial cooperatives and obtains the rights to harvest, sell, and replant trees. Sino-Forest became the target of a short-seller that accused Sino-Forest of fraud. Davis Selected Advisers’ fund managers continue to monitor and evaluate the situation.

Energy companies were also significant detractors from performance relative to the Index. The Fund’s energy companies under-performed the corresponding sector within the Index (up 2% versus up 11% for the Index), but had a higher relative average weighting (16% versus 13% for the Index) in this stronger performing sector. EOG Resources and Occidental Petroleum were among the most important contributors to performance. OGX Petroleo e Gas Participacoes and Canadian Natural Resources were among the most important detractors from performance.

Other important contributors to performance included American Express and Iron Mountain. Other important detractors from performance included Bank of New York Mellon, Wells Fargo, and Julius Baer Group.

The Fund had approximately 19% of its net assets invested in foreign companies at June 30, 2011. As a whole these companies under-performed the domestic companies held by the Fund.

Selected American Shares’ investment objective is to achieve both capital growth and income. In the current market environment, we expect that income will be low. There can be no assurance that the Fund will achieve its objective. Selected American Shares’ principal risks are: stock market risk, manager risk, common stock risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, trading markets and depositary receipts risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1      The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2      A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3      This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED AMERICAN SHARES, INC. – (CONTINUED)

Comparison of a $10,000 investment in Selected American Shares Class S versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2001

Average Annual Total Return for periods ended June 30, 2011

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Class D’s Inception (May 3, 2004)	Gross Expense Ratio	Net Expense Ratio
Class S	24.55%	1.44%	3.55%	N/A	0.93%	0.93%
Class D	24.94%	1.77%	N/A	4.37%	0.60%	0.60%
Standard & Poor’s 500® Index	30.69%	2.94%	2.72%	4.47%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Selected American Shares contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Selected Funds Investor Services at 1-800-243-1575.

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED INTERNATIONAL FUND, INC.

Performance Overview

Selected International Fund’s Class S shares delivered a negative return on net asset value of 2.75% (Class D shares declined 2.56%) for the six-month period ended June 30, 2011. Over the same time period, the Morgan Stanley Capital International All Country World Index ex USA (“Index”) returned 3.80%. Every sector1 within the Index, except for information technology, delivered positive returns over the six-month period. The sectors within the Index that turned in the strongest performance were health care, telecommunication services, and consumer staples. The sectors that turned in the weakest performance over the six-month period were information technology and materials.  As of June 30, 2011, the Fund had approximately 95% of its net assets invested in foreign companies, 3% in U.S. companies, and 2% in other assets and liabilities.

Factors Impacting the Fund’s Performance

On May 1, 2011, the Fund changed its name from Selected Special Shares to Selected International Fund and changed its investment strategy from investing primarily in domestic equity securities to investing primarily in foreign equity securities.

The Fund had more invested in health care companies than in any other sector and they were the most important contributor2 to absolute performance over the six-month period. The Fund’s health care companies under-performed the corresponding sector within the Index (up 5% versus up 12% for the Index), but had a higher relative average weighting (17% versus 6% for the Index) in this stronger performing sector. Agilent3, Johnson & Johnson, and IDEXX were among the most important contributors to performance. Sinovac Biotech was among the most important detractors from performance.  The Fund no longer owns Agilent, Johnson & Johnson, or IDEXX.

Material companies were the most important detractor from performance, both on an absolute basis and relative to the Index. The Fund’s material companies under-performed the corresponding sector within the Index (down 37% versus up 1% for the Index) and had a lower relative average weighting (11% versus 13% for the Index). Sino-Forest was the single most important detractor from performance. Listed in Toronto, but operating predominantly in mainland China, Sino-Forest is a commercial timber plantation manager that enters into long-term leases with Chinese provincial cooperatives and obtains the rights to harvest, sell, and replant trees. Sino-Forest became the target of a short-seller that accused Sino-Forest of fraud. Davis Selected Advisers’ portfolio managers continue to monitor and evaluate the situation.

Other important contributors to performance included Oaktree, Nielsen Holdings, and SAP. Other important detractors from performance included China Merchants Holdings, Google, and Hang Lung.  The Fund no longer owns Oaktree, SAP, or Google.

Selected International Fund’s investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. Selected International Fund’s principal risks are: stock market risk, manager risk, common stock risk, foreign country risk, emerging market risk, foreign currency risk, trading markets and depositary receipts risk, under $10 billion market capitalization risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1      The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into ten sectors.  One or more industry groups make up a sector.

2      A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3      This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED INTERNATIONAL FUND, INC.  – (CONTINUED)

Comparison of a $10,000 investment in Selected International Fund Class S versus the Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA) and the Russell 3000® Index over 10 years for an investment made on June 30, 2001

Average Annual Total Return for periods ended June 30, 2011

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Class D’s Inception (May 3, 2004)	Gross Expense Ratio	Net Expense Ratio
Class S	22.09%	(0.61)%	2.95%	N/A	1.26%	1.26%
Class D	22.65%	(0.18)%	N/A	3.10%	0.78%	0.78%
MSCI ACWI® ex USA	29.73%	3.67%	7.48%	8.75%
Russell 3000® Index	32.37%	3.35%	3.44%	5.13%

Prior to May 1, 2011, Selected International Fund was named Selected Special Shares and invested primarily in domestic equity securities. In the future, the Fund is expected to invest primarily in foreign equity securities and the performance prior to that date is unlikely to be relevant to future performance.

In 2010, Selected International Fund made a favorable investment in an IPO. This investment had a material impact on the investment performance, adding approximately 2% to the Fund’s total return in 2010. The IPO was purchased with the intent to benefit from long-term growth of the underlying company and the rapid appreciation was an unusual occurrence. Such performance may not continue in the future.

The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes.  Investments cannot be made directly in the Index.

The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.  Investments cannot be made directly in the Index.

The performance data for Selected International Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Selected Funds Investor Services at 1-800-243-1575.

SELECTED FUNDS	Fund Overview
SELECTED AMERICAN SHARES, INC.	June 30, 2011 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/11 Net Assets)		(% of 06/30/11 Long-Term Portfolio)
			Fund	S&P 500®
Common Stock (U.S.)	77.26%	Energy	15.71%	12.78%
Common Stock (Foreign)	18.72%	Diversified Financials	13.94%	6.89%
Convertible Bonds (Foreign)	0.10%	Health Care	12.49%	11.70%
Short-Term Investments	3.35%	Insurance	10.31%	3.75%
Other Assets & Liabilities	0.57%	Food & Staples Retailing	9.66%	2.32%
	100.00%	Materials	6.89%	3.66%
		Food, Beverage & Tobacco	6.82%	5.98%
		Information Technology	5.98%	17.77%
		Banks	4.49%	2.76%
		Retailing	3.71%	3.57%
		Transportation	2.77%	2.03%
		Commercial & Professional Services	2.43%	0.58%
		Automobiles & Components	1.23%	0.78%
		Other	0.95%	11.76%
		Real Estate	0.93%	1.72%
		Media	0.90%	3.32%
		Capital Goods	0.79%	8.63%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/11 Net Assets)
Costco Wholesale Corp.	Food & Staples Retailing	5.05%
American Express Co.	Consumer Finance	5.04%
Wells Fargo & Co.	Commercial Banks	4.31%
CVS Caremark Corp.	Food & Staples Retailing	4.23%
EOG Resources, Inc.	Energy	3.94%
Bank of New York Mellon Corp.	Capital Markets	3.58%
Loews Corp.	Multi-line Insurance	3.43%
Occidental Petroleum Corp.	Energy	3.12%
Merck & Co., Inc.	Pharmaceuticals, Biotechnology & Life Sciences	3.01%
Canadian Natural Resources Ltd.	Energy	2.89%

SELECTED FUNDS	Fund Overview
SELECTED INTERNATIONAL FUND, INC.	June 30, 2011 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/11 Net Assets)		(% of 06/30/11 Stock Holdings)
			Fund	MSCI ACWI® EX USA
Common Stock (Foreign)	95.18%	Health Care	16.21%	6.29%
Common Stock (U.S.)	2.46%	Food, Beverage, & Tobacco	11.89%	5.75%
Stock Rights (Foreign)	0.04%	Materials	11.26%	12.90%
Short-Term Investments	2.14%	Transportation	10.79%	2.10%
Other Assets & Liabilities	0.18%	Capital Goods	8.31%	8.17%
	100.00%	Energy	5.79%	11.19%
		Consumer Durables & Apparel	5.62%	1.78%
		Diversified Financials	4.87%	3.02%
		Real Estate	4.70%	2.69%
		Banks	4.68%	14.51%
		Telecommunication Services	4.14%	5.70%
		Information Technology	3.62%	6.22%
		Commercial & Professional Services	2.48%	0.73%
		Media	2.21%	1.42%
		Insurance	1.92%	4.30%
		Food & Staples Retailing	1.51%	2.10%
		Other	−%	11.13%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 06/30/11 Stock Holdings)		(% of Fund’s 06/30/11 Net Assets)

Switzerland	29.49%	Roche Holding AG - Genusschein	6.41%
China	22.48%	Kuehne & Nagel International AG	6.40%
France	8.56%	Heineken Holding NV	4.74%
Mexico	6.36%	Hang Lung Group Ltd.	4.58%
Netherlands	5.86%	Compagnie Financiere Richemont S.A., Bearer Shares, Unit A	4.50%
Brazil	5.81%	Nestle S.A.	4.39%
Hong Kong	4.69%	Schneider Electric S.A.	4.23%
Canada	4.39%	Essilor International S.A.	4.13%
Argentina	3.99%	America Movil SAB de C.V., Series L, ADR	4.05%
United Kingdom	3.34%	Tenaris S.A., ADR	3.90%
United States	2.52%
Belgium	2.51%
	100.00%

SELECTED FUNDS	Fund Overview
SELECTED CAPITAL PRESERVATION TRUST -	June 30, 2011 (Unaudited)
SELECTED DAILY GOVERNMENT FUND

Portfolio Composition		Maturity Diversification
(% of Fund’s 06/30/11 Net Assets)		(% of 06/30/11 Portfolio Holdings)

Repurchase Agreements	60.19%	0-30 Days	82.22%
Freddie Mac	16.57%	31-90 Days	4.74%
Federal Home Loan Bank	14.63%	91-180 Days	11.08%
Federal Farm Credit Bank	6.14%	181-397 Days	1.96%
Other Agencies	1.81%		100.00%
Private Export Funding	1.48%
Fannie Mae	0.91%
Other Assets & Liabilities	(1.73)%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification table are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.  See the Fund’s Schedule of Investments for a listing of the floating rate securities.

SELECTED FUNDS	Expense Example (Unaudited)

Example

As a shareholder of each Fund, you incur ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. As a shareholder of Selected International Fund, you may also incur transaction costs, which consist of redemption fees, if any. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended June 30, 2011.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

SELECTED FUNDS	Expense Example (Unaudited) – (Continued)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/11)	(06/30/11)	(01/01/11-06/30/11)
Selected American Shares
Class S (annualized expense ratio 0.93%**)
Actual	$1,000.00	$1,025.08	$4.67
Hypothetical	$1,000.00	$1,020.18	$4.66
Class D (annualized expense ratio 0.60%**)
Actual	$1,000.00	$1,026.82	$3.02
Hypothetical	$1,000.00	$1,021.82	$3.01
Selected International Fund
Class S (annualized expense ratio 1.26%**)
Actual	$1,000.00	$972.52	$6.16
Hypothetical	$1,000.00	$1,018.55	$6.31
Class D (annualized expense ratio 0.78%**)
Actual	$1,000.00	$974.40	$3.82
Hypothetical	$1,000.00	$1,020.93	$3.91
Selected Daily Government Fund
Class S (annualized expense ratio 0.11%**)
Actual	$1,000.00	$1,000.39	$0.55
Hypothetical	$1,000.00	$1,024.25	$0.55
Class D (annualized expense ratio 0.11%**)
Actual	$1,000.00	$1,000.39	$0.55
Hypothetical	$1,000.00	$1,024.25	$0.55

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements and/or waivers from the Adviser and/or Distributor.

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	June 30, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (95.98%)
CONSUMER DISCRETIONARY – (5.82%)
Automobiles & Components – (1.18%)
Harley-Davidson, Inc.	2,071,400	$84,865,258
Consumer Durables & Apparel – (0.20%)
Hunter Douglas NV (Netherlands)	295,596	14,471,968
Media – (0.87%)
Grupo Televisa S.A., ADR (Mexico)	674,400	16,590,240
Liberty Media - Starz, Series A *	138,580	10,426,759
Walt Disney Co.	907,500	35,428,800
		62,445,799
Retailing – (3.57%)
Bed Bath & Beyond Inc. *	2,630,000	153,486,800
CarMax, Inc. *	1,310,000	43,321,700
Expedia, Inc.	1,052,500	30,511,975
Liberty Media Corp. - Interactive, Series A *	1,732,250	29,032,510
		256,352,985
	Total Consumer Discretionary	418,136,010
CONSUMER STAPLES – (16.25%)
Food & Staples Retailing – (9.28%)
Costco Wholesale Corp.	4,465,964	362,814,916
CVS Caremark Corp.	8,101,945	304,471,093
		667,286,009
Food, Beverage & Tobacco – (6.55%)
Coca-Cola Co.	1,395,640	93,912,616
Diageo PLC (United Kingdom)	5,111,301	104,571,770
Heineken Holding NV (Netherlands)	1,792,659	91,772,323
Kraft Foods Inc., Class A	1,712,500	60,331,375
Nestle S.A. (Switzerland)	139,200	8,662,206
Philip Morris International Inc.	1,245,467	83,159,832
Unilever NV, NY Shares (Netherlands)	880,000	28,908,000
		471,318,122
Household & Personal Products – (0.42%)
Natura Cosmeticos S.A. (Brazil)	479,700	11,987,505
Procter & Gamble Co.	280,000	17,799,600
		29,787,105
	Total Consumer Staples	1,168,391,236
ENERGY – (15.09%)
Canadian Natural Resources Ltd. (Canada)	4,964,400	207,809,784
China Coal Energy Co. - H (China)	41,208,200	55,813,061
Devon Energy Corp.	2,556,442	201,473,194
EOG Resources, Inc.	2,710,600	283,393,230
Occidental Petroleum Corp.	2,154,080	224,110,483
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	4,647,600	43,448,873
Schlumberger Ltd.	181,580	15,688,512
Transocean Ltd.	831,124	53,657,366
	Total Energy	1,085,394,503

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	June 30, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (28.51%)
Banks – (4.31%)
Commercial Banks – (4.31%)
Wells Fargo & Co.	11,052,779	$310,140,979
Diversified Financials – (13.39%)
Capital Markets – (7.91%)
Ameriprise Financial, Inc.	1,128,207	65,074,980
Bank of New York Mellon Corp.	10,058,600	257,701,332
Brookfield Asset Management Inc., Class A (Canada)	1,779,350	59,021,039
Charles Schwab Corp.	243,000	3,997,350
GAM Holding Ltd. (Switzerland)	466,500	7,675,507
Goldman Sachs Group, Inc.	252,500	33,605,225
Julius Baer Group Ltd. (Switzerland)	3,430,790	141,719,159
		568,794,592
Consumer Finance – (5.04%)
American Express Co.	7,015,270	362,689,459
Diversified Financial Services – (0.44%)
JPMorgan Chase & Co.	176,270	7,216,494
Visa Inc., Class A	289,500	24,393,270
		31,609,764
		963,093,815
Insurance – (9.91%)
Insurance Brokers – (0.14%)
Aon Corp.	198,000	10,157,400
Multi-line Insurance – (4.11%)
Fairfax Financial Holdings Ltd. (Canada)	82,850	32,850,025
Fairfax Financial Holdings Ltd., 144A (Canada)(a)(b)	39,220	15,696,946
Loews Corp.	5,861,500	246,710,535
		295,257,506
Property & Casualty Insurance – (4.52%)
ACE Ltd.	586,500	38,603,430
Berkshire Hathaway Inc., Class A *	796	92,419,580
Markel Corp. *	21,700	8,610,777
Progressive Corp. (Ohio)	8,684,800	185,681,024
		325,314,811
Reinsurance – (1.14%)
Everest Re Group, Ltd.	103,900	8,493,825
Transatlantic Holdings, Inc.	1,496,687	73,352,630
		81,846,455
		712,576,172
Real Estate – (0.90%)
Hang Lung Group Ltd. (Hong Kong)	10,172,000	64,589,028
	Total Financials	2,050,399,994
HEALTH CARE – (12.00%)
Health Care Equipment & Services – (3.69%)
Baxter International Inc.	864,280	51,588,873
Becton, Dickinson and Co.	937,310	80,768,003
Express Scripts, Inc. *	2,460,000	132,766,200
		265,123,076

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	June 30, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (8.31%)
Agilent Technologies, Inc. *	713,840	$36,484,362
Johnson & Johnson	2,884,050	191,847,006
Merck & Co., Inc.	6,134,673	216,492,610
Pfizer Inc.	3,559,130	73,318,078
Roche Holding AG - Genusschein (Switzerland)	476,000	79,692,253
		597,834,309
	Total Health Care	862,957,385
INDUSTRIALS – (5.76%)
Capital Goods – (0.76%)
Lockheed Martin Corp.	676,500	54,776,205
Commercial & Professional Services – (2.34%)
D&B Corp.	9,600	725,184
Iron Mountain Inc.	4,913,750	167,509,737
		168,234,921
Transportation – (2.66%)
China Merchants Holdings International Co., Ltd. (China)	24,660,149	95,848,916
China Shipping Development Co. Ltd. - H (China)	17,840,000	16,463,915
Kuehne & Nagel International AG (Switzerland)	484,910	73,669,936
LLX Logistica S.A. (Brazil)*	1,011,360	3,110,581
PortX Operacoes Portuarias S.A. (Brazil)*	1,053,500	2,315,385
		191,408,733
	Total Industrials	414,419,859
INFORMATION TECHNOLOGY – (5.74%)
Semiconductors & Semiconductor Equipment – (1.77%)
Intel Corp.	750,500	16,616,070
Texas Instruments Inc.	3,376,990	110,866,582
		127,482,652
Software & Services – (3.29%)
Activision Blizzard, Inc.	3,521,000	41,125,280
Google Inc., Class A *	279,200	141,305,912
Microsoft Corp.	2,082,600	54,105,948
		236,537,140
Technology Hardware & Equipment – (0.68%)
Hewlett-Packard Co.	1,348,280	49,077,392
	Total Information Technology	413,097,184
MATERIALS – (6.52%)
Air Products and Chemicals, Inc.	396,900	37,935,702
BHP Billiton PLC (United Kingdom)	1,339,500	52,634,014
Martin Marietta Materials, Inc.	681,730	54,517,948
Monsanto Co.	1,112,800	80,722,512
Potash Corp. of Saskatchewan Inc. (Canada)	477,900	27,235,521
Praxair, Inc.	168,700	18,285,393
Rio Tinto PLC (United Kingdom)	728,187	52,579,282
Sealed Air Corp.	5,418,200	128,898,978
Sino-Forest Corp. (Canada)*	4,770,230	15,827,400
Sino-Forest Corp., 144A (Canada)*(a)(b)	145,700	483,426
	Total Materials	469,120,176

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	June 30, 2011 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
TELECOMMUNICATION SERVICES – (0.29%)
America Movil SAB de C.V., Series L, ADR (Mexico)	387,120	$20,858,026
	Total Telecommunication Services	20,858,026
TOTAL COMMON STOCK – (Identified cost $4,207,857,304)		6,902,774,373
CONVERTIBLE BONDS – (0.10%)
MATERIALS – (0.10%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (b)	$15,365,000	7,298,375
TOTAL CONVERTIBLE BONDS – (Identified cost $15,365,000)		7,298,375
SHORT-TERM INVESTMENTS – (3.35%)
COMMERCIAL PAPER – (1.67%)
Intesa Funding LLC, 0.22%, 07/01/11	20,000,000	20,000,000
Intesa Funding LLC, 0.23%, 07/05/11	50,000,000	49,998,722
Intesa Funding LLC, 0.11%, 07/06/11	50,000,000	49,999,236
	Total Commercial Paper	119,997,958
REPURCHASE AGREEMENTS – (1.68%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.07%, 07/01/11, dated 06/30/11, repurchase value of $120,974,235 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-11.25%, 08/15/11-04/01/40, total market value $123,393,480)	120,974,000	120,974,000
	Total Repurchase Agreements	120,974,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $240,971,958)		240,971,958

Total Investments – (99.43%) – (Identified cost $4,464,194,262) – (c)		7,151,044,706
Other Assets Less Liabilities – (0.57%)		41,021,891
	Net Assets – (100.00%)	$7,192,066,597

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $16,180,372 or 0.22% of the Fund's net assets as of June 30, 2011.

(b)	Restricted Security – See Note 9 of the Notes to Financial Statements.
(c)	Aggregate cost for federal income tax purposes is $4,473,605,533. At June 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$2,867,272,675
	Unrealized depreciation	(189,833,502)
	Net unrealized appreciation	$2,677,439,173

See Notes to Financial Statements

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	June 30, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.64%)
CONSUMER DISCRETIONARY – (7.65%)
Consumer Durables & Apparel – (5.49%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	55,670	$3,648,224
Hunter Douglas NV (Netherlands)	16,302	798,123
		4,446,347
Media – (2.16%)
Grupo Televisa S.A., ADR (Mexico)	71,220	1,752,012
	Total Consumer Discretionary	6,198,359
CONSUMER STAPLES – (13.09%)
Food & Staples Retailing – (1.48%)
Brazil Pharma S.A., 144A (Brazil)*(a)	108,790	1,197,586
Food, Beverage & Tobacco – (11.61%)
Heineken Holding NV (Netherlands)	74,975	3,838,225
Lindt & Spruengli AG (Switzerland)	646	2,016,731
Nestle S.A. (Switzerland)	57,100	3,553,247
		9,408,203
	Total Consumer Staples	10,605,789
ENERGY – (5.66%)
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	152,000	1,420,998
Tenaris S.A., ADR (Argentina)	69,130	3,161,315
	Total Energy	4,582,313
FINANCIALS – (15.75%)
Banks – (4.53%)
Commercial Banks – (4.53%)
Banco Santander Brasil S.A., ADS (Brazil)	24,370	285,373
China CITIC Bank - H (China)*	1,383,000	864,036
China Merchants Bank Co., Ltd. - H (China)	1,037,000	2,522,647
		3,672,056
Diversified Financials – (4.76%)
Capital Markets – (0.51%)
Brookfield Asset Management Inc., Class A (Canada)	12,330	408,986
Diversified Financial Services – (4.25%)
Groupe Bruxelles Lambert S.A. (Belgium)	8,750	777,317
Pargesa Holdings S.A., Bearer Shares (Switzerland)	15,780	1,462,513
RHJ International (Belgium)*	167,490	1,206,407
		3,446,237
		3,855,223
Insurance – (1.88%)
Insurance Brokers – (0.92%)
CNinsure Inc., ADR (China)	50,730	747,253
Multi-line Insurance – (0.96%)
Fairfax Financial Holdings Ltd. (Canada)	1,950	773,175
		1,520,428
Real Estate – (4.58%)
Hang Lung Group Ltd. (Hong Kong)	585,000	3,714,567
	Total Financials	12,762,274

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	June 30, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (15.84%)
Health Care Equipment & Services – (7.27%)
Essilor International S.A. (France)	41,260	$3,347,784
Shandong Weigao Group Medical Polymer Co. Ltd. - H (China)	467,000	677,988
Sinopharm Medicine Holding Co., Ltd. - H (China)	554,300	1,864,636
		5,890,408
Pharmaceuticals, Biotechnology & Life Sciences – (8.57%)
Roche Holding AG - Genusschein (Switzerland)	31,000	5,190,042
Sinovac Biotech Ltd. (China)*	546,350	1,748,320
		6,938,362
	Total Health Care	12,828,770
INDUSTRIALS – (21.07%)
Capital Goods – (8.12%)
ABB Ltd., ADR (Switzerland)	64,680	1,678,446
Schindler Holding AG (Switzerland)	4,950	602,045
Schneider Electric S.A. (France)	20,520	3,426,259
Shanghai Electric Group Co. Ltd. - H (China)	1,638,000	868,009
		6,574,759
Commercial & Professional Services – (2.42%)
Nielsen Holdings N.V. *	63,060	1,964,950
Transportation – (10.53%)
China Merchants Holdings International Co., Ltd. (China)	529,000	2,056,114
China Shipping Development Co. Ltd. - H (China)	801,000	739,215
Clark Holdings, Inc. *	118,300	28,972
Kuehne & Nagel International AG (Switzerland)	34,110	5,182,161
LLX Logistica S.A. (Brazil)*	100,000	307,564
PortX Operacoes Portuarias S.A. (Brazil)*	100,000	219,780
		8,533,806
	Total Industrials	17,073,515
INFORMATION TECHNOLOGY – (3.53%)
Software & Services – (3.53%)
NetEase.com Inc., ADR (China)*	33,090	1,492,028
Youku.com Inc., ADR (China)*	39,830	1,368,161
		2,860,189
	Total Information Technology	2,860,189
MATERIALS – (11.00%)
BHP Billiton PLC (United Kingdom)	33,380	1,311,626
Greatview Aseptic Packaging Co., Ltd. (China)*	3,692,700	2,241,540
Potash Corp. of Saskatchewan Inc. (Canada)	26,000	1,481,740
Rio Tinto PLC (United Kingdom)	18,410	1,329,308
Sino-Forest Corp. (Canada)*	244,500	811,239
Vale S.A., ADR (Brazil)	40,330	1,167,957
Yingde Gases Group Co. Ltd. (China)*	615,500	567,909
	Total Materials	8,911,319
TELECOMMUNICATION SERVICES – (4.05%)
America Movil SAB de C.V., Series L, ADR (Mexico)	60,840	3,278,059
	Total Telecommunication Services	3,278,059
TOTAL COMMON STOCK – (Identified cost $82,552,043)		79,100,587

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	June 30, 2011 (Unaudited)

	Shares/Principal	Value (Note 1)
STOCK RIGHTS – (0.04%)
FINANCIALS – (0.04%)
Banks – (0.04%)
Commercial Banks – (0.04%)
China CITIC Bank - H (China)*	276,600	$29,858
	TOTAL STOCK RIGHTS – (Identified cost $0)	29,858
SHORT-TERM INVESTMENTS – (2.14%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.07%, 07/01/11, dated 06/30/11, repurchase value of $1,734,003 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-11.25%, 08/15/11-04/01/40, total market value $1,768,680)	$1,734,000	1,734,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,734,000)	1,734,000

Total Investments – (99.82%) – (Identified cost $84,286,043) – (b)		80,864,445
Other Assets Less Liabilities – (0.18%)		142,513
	Net Assets – (100.00%)	$81,006,958

ADR: American Depositary Receipt
ADS: American Depositary Share
*	Non-Income producing security.
(a)
This security is subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations.  This security amounted to $1,197,586 or 1.48% of the Fund's net assets as of June 30, 2011.

(b)	Aggregate cost for federal income tax purposes is $85,285,603. At June 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$3,486,991
	Unrealized depreciation	(7,908,149)
	Net unrealized depreciation	$(4,421,158)

See Notes to Financial Statements

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST –	June 30, 2011 (Unaudited)
    SELECTED DAILY GOVERNMENT FUND

	Principal	Value (Note 1)
FANNIE MAE – (0.91%)
5.00%, 10/15/11	$105,000	$106,397
5.375%, 11/15/11	141,000	143,688
TOTAL FANNIE MAE – (Identified cost $250,085)		250,085
FEDERAL FARM CREDIT BANK – (6.14%)
4.25%, 07/11/11	100,000	100,114
0.1021%, 07/15/11 (a)	180,000	179,998
3.625%, 07/15/11	85,000	85,109
4.45%, 08/08/11	50,000	50,211
3.875%, 08/25/11	110,000	110,556
0.30%, 09/16/11 (a)	200,000	200,017
3.50%, 10/03/11	175,000	176,378
4.70%, 10/03/11	75,000	75,832
4.50%, 10/25/11	100,000	101,356
4.875%, 11/16/11	35,000	35,587
0.47%, 11/30/11	77,000	77,036
0.09%, 04/20/12 (a)	500,000	500,000
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $1,692,194)		1,692,194
FEDERAL HOME LOAN BANK – (14.63%)
0.09%, 07/11/11 (a)	200,000	199,998
1.625%, 07/27/11	75,000	75,077
1.375%, 08/11/11	155,000	155,210
4.25%, 08/11/11	50,000	50,219
4.375%, 08/15/11	50,000	50,243
5.75%, 08/15/11	70,000	70,466
3.75%, 09/09/11	205,000	206,348
5.00%, 09/09/11	115,000	116,000
3.625%, 09/16/11	125,000	125,839
0.26%, 11/18/11	100,000	100,025
0.75%, 11/21/11	60,000	60,123
0.285%, 11/28/11 (a)	400,000	400,192
0.35%, 12/02/11	120,000	120,003
5.00%, 12/16/11	150,000	153,324
4.50%, 01/06/12	50,000	51,049
0.195%, 03/23/12 (a)	600,000	600,421
0.12%, 06/22/12 (a)	1,000,000	1,000,000
0.00%, 07/02/12 (a)	500,000	500,000
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $4,034,537)		4,034,537
FREDDIE MAC – (16.57%)
1.25%, 08/15/11	125,000	125,146
5.50%, 09/15/11	69,000	69,722
0.1458%, 09/19/11 (a)	1,300,000	1,299,971
0.1558%, 09/26/11 (a)	500,000	499,988
0.21%, 11/07/11 (a)	325,000	325,151
4.375%, 11/09/11	35,000	35,494

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST –	June 30, 2011 (Unaudited)
    SELECTED DAILY GOVERNMENT FUND - (CONTINUED)

	Principal	Value (Note 1)
FREDDIE MAC – (CONTINUED)
4.50%, 11/15/11	$500,000	$508,002
1.54%, 12/15/11	1,000,000	1,006,338
0.1496%, 02/10/12 (a)	200,000	200,013
0.1696%, 05/11/12 (a)	500,000	500,134
TOTAL FREDDIE MAC – (Identified cost $4,569,959)		4,569,959
OTHER AGENCIES – (1.81%)
AID - Israel, 0.3489%, 05/15/12 (Israel) (b)	500,000	498,483
TOTAL OTHER AGENCIES – (Identified cost $498,483)		498,483
PRIVATE EXPORT FUNDING – (1.48%)
Private Export Funding, 4.90%, 12/15/11	400,000	408,534
TOTAL PRIVATE EXPORT FUNDING – (Identified cost $408,534)		408,534
REPURCHASE AGREEMENTS – (60.19%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.07%, 07/01/11, dated 06/30/11, repurchase value of $16,594,032 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-11.25%, 08/15/11-04/01/40, total market value $16,925,880)	16,594,000	16,594,000
TOTAL REPURCHASE AGREEMENTS – (Identified cost $16,594,000)		16,594,000

Total Investments – (101.73%) – (Identified cost $28,047,792) – (c)		28,047,792
Liabilities Less Other Assets – (1.73%)		(475,978)
	Net Assets – (100.00%)	$27,571,814

(a)
The interest rates on floating rate securities, shown as of June 30, 2011, may change daily or less frequently and are based on indices of market interest rates.  For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.
(c)	Aggregate cost for federal income tax purposes is $28,047,792.
See Notes to Financial Statements

SELECTED FUNDS	Statements of Assets and Liabilities
At June 30, 2011 (Unaudited)

	Selected American Shares	Selected International Fund	Selected Daily Government Fund
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$7,151,044,706	$80,864,445	$28,047,792
Cash	83,718	–	3,488
Cash - foreign currencies**	884,612	–	–
Receivables:
Capital stock sold	4,386,303	1,434	15,157
Dividends and interest	15,077,962	156,042	29,733
Investment securities sold	54,391,712	100,583	–
Prepaid expenses	65,578	993	740
Due from Adviser	–	–	17,496
Total assets	7,225,934,591	81,123,497	28,114,406

LIABILITIES:
Cash Overdraft	–	26,359	–
Payables:
Capital stock redeemed	10,405,332	21,999	17,887
Distributions payable	–	–	1,747
Investment securities purchased	18,554,604	–	500,000
Accrued custodian fees	184,247	11,490	2,266
Accrued distribution service fees	688,869	3,525	–
Accrued management fees	3,248,829	38,205	6,895
Accrued transfer agent fees	732,165	13,357	4,705
Other accrued expenses	53,948	1,604	9,092
Total liabilities	33,867,994	116,539	542,592

NET ASSETS	$7,192,066,597	$81,006,958	$27,571,814

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$211,534,477	$2,039,186	$2,757,181
Additional paid-in capital	4,627,144,983	81,716,147	24,814,633
Undistributed net investment income	12,837,620	776,309	–
Accumulated net realized losses from investments and foreign currency transactions	(346,897,679)	(105,258)	–
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	2,687,447,196	(3,419,426)	–
Net Assets	$7,192,066,597	$81,006,958	$27,571,814

*Including:
Cost of investments	$4,464,194,262	$84,286,043	$28,047,792
Cost and market value of repurchase agreements (if greater than 10% of net assets)	–	–	16,594,000

**Cost of cash - foreign currencies	884,022	–	–

SELECTED FUNDS	Statements of Assets and Liabilities – (Continued)
At June 30, 2011 (Unaudited)

	Selected American Shares	Selected International Fund	Selected Daily Government Fund
CLASS S SHARES:
Net assets	$3,238,349,283	$14,897,476	$3,952,713
Shares outstanding	76,235,589	1,505,110	3,952,713
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$42.48	$9.90	$1.00

CLASS D SHARES:
Net assets	$3,953,717,314	$66,109,482	$23,619,101
Shares outstanding	92,991,993	6,651,634	23,619,101
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$42.52	$9.94	$1.00

See Notes to Financial Statements

SELECTED FUNDS	Statements of Operations
For the six months ended June 30, 2011 (Unaudited)

	Selected American Shares	Selected International Fund	Selected Daily Government Fund
INVESTMENT INCOME:
Income:
Dividends*	$70,263,183	$1,036,934	$–
Interest	1,047,032	735	25,768
Net lending fees	162,909	–	–
Total income	71,473,124	1,037,669	25,768

Expenses:
Management fees (Note 3)	19,795,023	243,174	40,714
Custodian fees	551,998	23,574	6,363
Transfer agent fees:
Class S	1,973,221	24,069	8,906
Class D	630,132	19,011	6,217
Audit fees	28,200	10,200	8,400
Legal fees	52,919	3,649	2,976
Reports to shareholders	275,021	5,067	756
Directors’ fees and expenses	290,662	4,945	2,536
Registration and filing fees	37,445	17,468	18,274
Excise tax expense (Note 1)	–	5,500	978
Miscellaneous	131,837	5,948	4,127
Payments under distribution plan (Note 7):
Class S	4,320,832	21,098	4,665
Total expenses	28,087,290	383,703	104,912
Expenses paid indirectly (Note 4)	(29)	–	(2)

Reimbursement/waiver of expenses by Adviser/Distributor (Notes 3 and 7)	–	–	(89,750)
Net expenses	28,087,261	383,703	15,160
Net investment income	43,385,863	653,966	10,608

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	270,536,590	19,566,319	–
Foreign currency transactions	78,012	(149,438)	–
Net realized gain	270,614,602	19,416,881	–
Net change in unrealized appreciation (depreciation)	(118,131,504)	(22,033,989)	–
Net realized and unrealized gain (loss) on investments and foreign currency transactions	152,483,098	(2,617,108)	–
Net increase (decrease) in net assets resulting from operations	$195,868,961	$(1,963,142)	$10,608

*Net of foreign taxes withheld as follows	$1,698,690	$55,711	$–

See Notes to Financial Statements

SELECTED FUNDS	Statements of Changes in Net Assets
For the six months ended June 30, 2011 (Unaudited)

	Selected American Shares	Selected International Fund	Selected Daily Government Fund

OPERATIONS:
Net investment income	$43,385,863	$653,966	$10,608

Net realized gain from investments and foreign currency transactions	270,614,602	19,416,881	–

Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(118,131,504)	(22,033,989)	–
Net increase (decrease) in net assets resulting from operations	195,868,961	(1,963,142)	10,608

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class S	–	–	(1,482)
Class D	–	–	(9,126)

Realized gains from investment transactions:
Class S	–	(1,181,999)	–
Class D	–	(5,281,225)	–

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class S	(401,465,266)	(1,779,308)	307,417
Class D	(85,438,714)	(131,658)	149,428
Total increase (decrease) in net assets	(291,035,019)	(10,337,332)	456,845

NET ASSETS:
Beginning of period	7,483,101,616	91,344,290	27,114,969
End of period*	$7,192,066,597	$81,006,958	$27,571,814

*Including undistributed net investment income of	$12,837,620	$776,309	$–

See Notes to Financial Statements

SELECTED FUNDS	Statements of Changes in Net Assets
For the year ended December 31, 2010

Selected American Shares	Selected International Fund	Selected Daily Government Fund

OPERATIONS:
Net investment income	$72,838,928	$1,084,542	$21,594

Net realized gain from investments and foreign currency transactions	596,406,048	3,117,738	–

Net increase in unrealized appreciation on investments and foreign currency transactions	184,564,141	7,236,815	–
Net increase in net assets resulting from operations	853,809,117	11,439,095	21,594

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class S	(42,002,049)	(193,435)	(3,195)
Class D	(58,415,003)	(1,054,966)	(18,399)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5):
Class S	(1,548,697,217)	(2,984,529)	(88,155)
Class D	(117,718,783)	(2,168,819)	(57,712)
Total increase (decrease) in net assets	(913,023,935)	5,037,346	(145,867)

NET ASSETS:
Beginning of year	8,396,125,551	86,306,944	27,260,836
End of year*	$7,483,101,616	$91,344,290	$27,114,969

*Including undistributed (overdistributed) net investment income of	$(30,548,243)	$122,343	$–

See Notes to Financial Statements

SELECTED FUNDS	Notes to Financial Statements
June 30, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Selected Funds (“Funds”) consist of Selected American Shares, Inc. (a Maryland corporation) (“Selected American Shares”), Selected International Fund, Inc. (a Maryland corporation) (“Selected International Fund”), and Selected Capital Preservation Trust (an Ohio corporation) (“Trust”).  The Trust consists of Selected Daily Government Fund.  The Funds and Trust are registered under the Investment Company Act of 1940 (“40 Act”), as amended, as diversified, open-end management investment companies.

Selected American Shares’ investment objective is to achieve both capital growth and income. The Fund primarily invests in equity securities issued by large companies with market capitalizations of at least $10 billion.

Selected International Fund was formerly known as Selected Special Shares. Effective May 1, 2011, Selected International Fund modified its investment strategy to invest primarily in equity securities issued by foreign companies, including countries with developed or emerging markets. The Fund will continue to invest in large, medium, and small companies without regard to market capitalization and maintain its investment objective of achieving capital growth.

Selected Daily Government Fund’s investment objective is to provide as high a level of current income as possible from the type of short-term investments in which it invests, consistent with prudent investment management, stability of principal, and maintenance of liquidity.

Selected Daily Government Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”), and repurchase agreements collateralized by U.S. Government Securities.  The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments.  The Fund’s portfolio maintains a dollar-weighted average maturity of sixty days or less.

An investment in any of the Funds, as with any mutual fund, includes risks that vary depending upon the Funds’ investment objectives and policies.  There is no assurance that the investment objective of any fund will be achieved. The Funds’ return and net asset value will fluctuate, although Selected Daily Government Fund seeks to maintain a net asset value of $1.00 per share.

Class S and Class D shares are sold at net asset value.  Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class.  Operating expenses directly attributable to a specific class are charged against the operations of that class.  All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation and distributions.  Selected International Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Selected Fund) within 30 days of their purchase.  The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors/Trustees.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  For Selected Daily Government Fund, in compliance with Rule 2a-7 of the 40 Act, securities are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Money market securities are valued using amortized cost, in accordance with rules under the 40 Act.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of June 30, 2011 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Selected	Selected	Selected Daily
	American	International	Government
	Shares	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$403,664,042	$1,752,012	$–
Consumer staples	963,384,937	1,197,586	–
Energy	1,029,581,442	4,582,313	–
Financials	1,836,416,300	2,214,787	–
Health care	783,265,132	1,748,320	–
Industrials	228,437,092	4,170,740	–
Information technology	413,097,184	2,860,189	–
Materials	363,906,880	3,460,936	–
Telecommunication services	20,858,026	3,278,059	–
Total Level 1	6,042,611,035	25,264,942	–

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

           Value Measurements – (Continued)

	Investments in Securities at Value
	Selected	Selected	Selected Daily
	American	International	Government
	Shares	Fund	Fund
Valuation inputs – (Continued)
Level 2 – Other Significant Observable Inputs:
Short-term debt securities issued by U.S. Treasuries and U.S. government corporations and agencies	$–	$–	$11,453,792
Convertible debt securities	7,298,375	–	–
Equity securities*:
Consumer discretionary	14,471,968	4,446,347	–
Consumer staples	205,006,299	9,408,203	–
Energy	55,813,061	–	–
Financials	213,983,694	10,577,345	–
Health care	79,692,253	11,080,450	–
Industrials	185,982,767	12,902,775	–
Materials	105,213,296	5,450,383	–
Short-term securities	240,971,958	1,734,000	16,594,000
Total Level 2	1,108,433,671	55,599,503	28,047,792

Level 3 – Significant Unobservable Inputs:	–	–	–
Total	$7,151,044,706	$80,864,445	$28,047,792

Level 1 to Level 2 Transfers**:
Consumer discretionary	$14,471,968	$798,123	$–
Consumer staples	205,006,299	7,391,472	–
Energy	55,813,061	–	–
Financials	213,983,694	–	–
Health care	79,692,253	–	–
Industrials	185,982,767	5,211,133	–
Materials	105,213,296	567,909	–
Total	$860,163,338	$13,968,637	$–

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered the majority of transfers between Level 1 and Level 2 assets during the six months ended June 30, 2011.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss.  When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income tax is required.  Selected International Fund and Selected Daily Government Fund incurred a 2010 excise tax liability of $5,500 and $978, respectively, during the six months ended June 30, 2011.  The Adviser has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2011, no provision for income tax would be required in the Funds’ financial statements related to those tax positions.  The Funds’ federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2007.  At December 31, 2010, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows:

	Capital Loss Carryforwards

	Selected American Shares	Selected International Fund
Expiring
12/31/2016	$–	$1,725,000
12/31/2017	617,525,000	10,261,000
Total	$617,525,000	$11,986,000

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all, or a portion, of each Fund’s pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the “Federal Income Taxes” section of the Notes to Financial Statements for the fiscal year ending December 31, 2011.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, net operating losses, passive foreign investment company shares, and partnership income.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds.  The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

Directors/Trustees Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors/Trustees that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s/Trustee’s account is based upon years of service and fees paid to each Director/Trustee during the years of service. The amount paid to the Director/Trustee by the Trust under the plan will be determined based upon the performance of the Selected Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2011 were as follows:

	Selected American Shares	Selected International Fund
Cost of purchases	$358,067,904	$81,933,650
Proceeds of sales	804,357,788	89,329,834

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser.  The annual rate for Selected American Shares is 0.55% of the average net assets for the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of the average net assets in excess of $10 billion. Advisory fees paid during the six months ended June 30, 2011 approximated 0.53% of average net assets for Selected American Shares. The fixed annual rate for Selected International Fund is 0.55% of the average net assets. The fixed annual rate for Selected Daily Government Fund is 0.30% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse Selected Daily Government Fund’s expenses to the extent necessary to cap total annual operating expenses at 0.50% for Class S and D shares.  The Adviser also agrees to waive some or all of its advisory fee and to reimburse expenses to the extent necessary so that the Fund’s investment income will not be less than zero until May 1, 2012.  During the six months ended June 30, 2011, such waivers and reimbursements amounted to $18,569 and $66,516 for Class S and Class D shares, respectively.

Boston Financial Data Services, Inc. ("BFDS") is the Funds’ primary transfer agent.  The Adviser is also paid for certain transfer agent services.  The fee paid to the Adviser during the six months ended June 30, 2011 was $89,587, $6,039, and $1,895 for Selected American Shares, Selected International Fund, and Selected Daily Government Fund, respectively.  State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian. Certain Directors/Trustees and Officers of the Funds are also Directors/Trustees and Officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds.  DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser.  The Funds pay no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $29 and $2 for Selected American Shares and Selected Daily Government Fund, respectively, during the six months ended June 30, 2011.  There were no reductions for Selected International Fund.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 5 - CAPITAL STOCK

At June 30, 2011, there were 600 million shares of capital stock of Selected American Shares ($1.25 par value per share) authorized.  At June 30, 2011, there were 50 million shares of capital stock of Selected International Fund ($0.25 par value per share) authorized.  At June 30, 2011, there were unlimited shares of capital stock of Selected Capital Preservation Trust ($0.10 par value per share) authorized.  Transactions in capital stock were as follows:

Class S	Six months ended June 30, 2011 (Unaudited)
	Selected American	Selected International	Selected Daily Government
	Shares	Fund	Fund
Shares sold	3,996,131	23,433	1,635,077
Shares issued in reinvestment of distributions	−	109,974	1,235
	3,996,131	133,407	1,636,312
Shares redeemed	(13,393,850)	(283,527)	(1,328,895)
Net increase (decrease)	(9,397,719)	(150,120)	307,417

Proceeds from shares sold	$170,339,437	$261,366	$1,635,077
Proceeds from shares issued in reinvestment of
distributions	−	1,132,726	1,235
	170,339,437	1,394,092	1,636,312
Cost of shares redeemed	(571,804,703)	(3,173,400)	(1,328,895)
Net increase (decrease)	$(401,465,266)	$(1,779,308)	$307,417

Class S	Year ended December 31, 2010
	Selected American	Selected International	Selected Daily Government
	Shares	Fund	Fund
Shares sold	16,239,953	45,139	2,797,277
Shares issued in reinvestment of distributions	1,018,369	18,064	2,923
	17,258,322	63,203	2,800,200
Shares redeemed	(58,805,800)	(369,295)	(2,888,355)
Net decrease	(41,547,478)	(306,092)	(88,155)

Proceeds from shares sold	$613,804,715	$445,446	$2,797,277
Proceeds from shares issued in reinvestment of
distributions	40,327,412	186,418	2,923
	654,132,127	631,864	2,800,200
Cost of shares redeemed	(2,202,829,344)	(3,616,393)	(2,888,355)
Net decrease	$(1,548,697,217)	$(2,984,529)	$(88,155)

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class D	Six months ended June 30, 2011 (Unaudited)
	Selected American	Selected International	Selected Daily Government
	Shares	Fund	Fund
Shares sold	4,212,688	56,744	3,406,211
Shares issued in reinvestment of distributions	−	326,637	7,678
	4,212,688	383,381	3,413,889
Shares redeemed	(6,230,702)	(371,530)	(3,264,461)
Net increase (decrease)	(2,018,014)	11,851	149,428

Proceeds from shares sold	$180,671,724	$628,751	$3,406,211
Proceeds from shares issued in reinvestment of
distributions	−	3,377,427	7,678
	180,671,724	4,006,178	3,413,889
Cost of shares redeemed*	(266,110,438)	(4,137,836)	(3,264,461)
Net increase (decrease)	$(85,438,714)	$(131,658)	$149,428

* Net of redemption fees as follows	$–	$274	$–

Class D	Year ended December 31, 2010
	Selected American	Selected International	Selected Daily Government
	Shares	Fund	Fund
Shares sold	8,967,736	198,098	8,515,283
Shares issued in reinvestment of distributions	1,094,661	66,368	17,944
	10,062,397	264,466	8,533,227
Shares redeemed	(13,152,603)	(482,269)	(8,590,939)
Net decrease	(3,090,206)	(217,803)	(57,712)

Proceeds from shares sold	$338,123,569	$1,957,621	$8,515,283
Proceeds from shares issued in reinvestment of
distributions	43,304,799	685,585	17,944
	381,428,368	2,643,206	8,533,227
Cost of shares redeemed	(499,147,151)	(4,812,025)	(8,590,939)
Net decrease	$(117,718,783)	$(2,168,819)	$(57,712)

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Funds had no borrowings during the six months ended June 30, 2011.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2011 (Unaudited)

NOTE 7 - DISTRIBUTION SERVICE FEES

For services under the distribution agreement, the Funds’ Class S shares pay an annual fee of 0.25% of average daily net assets.  During the six months ended June 30, 2011, Selected American Shares, Selected International Fund, and Selected Daily Government Fund incurred distribution services fees totaling $4,320,832, $21,098, and $4,665, respectively.

Davis Distributors, LLC, the Funds’ Distributor, entered into an agreement with Selected Daily Government Fund to temporarily eliminate the 0.25% distribution fee on Class S shares until December 31, 2011. During the six months ended June 30, 2011, such fee elimination amounted to $4,665.

There are no distribution service fees for the Funds’ Class D shares.

NOTE 8 - SECURITIES LOANED

Selected American Shares (“Fund”) has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2011, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 9 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale.  They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities in Selected American Shares amounted to $23,478,747 or 0.33% of the Fund’s net assets as of June 30, 2011.  Information regarding restricted securities is as follows:

					Cost per	Valuation per
		Acquisition		Shares/	Share/	Share/Unit as of
Fund	Security	Date	Principal	Units	Unit	June 30, 2011

Selected
American	Fairfax Financial
Shares	Holdings Ltd., 144A	02/23/10	N/A	39,220	$355.00	$400.23

Selected
American
Shares	Sino-Forest Corp., 144A	12/11/09	N/A	145,700	$15.85	$3.32

Selected
American	Sino-Forest Corp., Conv. Sr.
Shares	Notes, 5.00%, 08/01/13	07/17/08	$15,365,000	153,650	$100.00	$47.50

SELECTED FUNDS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected American Shares Class S:
Six months ended June 30, 2011d	$41.44	$0.21e	$0.83	$1.04
Year ended December 31, 2010	$37.28	$0.30e	$4.35	$4.65
Year ended December 31, 2009	$28.54	$0.27e	$8.76	$9.03
Year ended December 31, 2008	$47.78	$0.34e	$(19.23)	$(18.89)
Year ended December 31, 2007	$46.06	$0.49e	$1.72	$2.21
Year ended December 31, 2006	$40.24	$0.30e	$5.81	$6.11
Selected American Shares Class D:
Six months ended June 30, 2011d	$41.41	$0.28e	$0.83	$1.11
Year ended December 31, 2010	$37.25	$0.43e	$4.35	$4.78
Year ended December 31, 2009	$28.50	$0.36e	$8.77	$9.13
Year ended December 31, 2008	$47.79	$0.48e	$(19.28)	$(18.80)
Year ended December 31, 2007	$46.07	$0.63e	$1.73	$2.36
Year ended December 31, 2006	$40.23	$0.45e	$5.81	$6.26
Selected International Fund Class S:
Six months ended June 30, 2011d	$11.00	$0.06e	$(0.33)	$(0.27)
Year ended December 31, 2010	$9.78	$0.09e	$1.25	$1.34
Year ended December 31, 2009	$6.80	$0.03e	$2.98	$3.01
Year ended December 31, 2008	$12.30	$0.04e	$(5.54)	$(5.50)
Year ended December 31, 2007	$13.98	$–e,h	$(0.17)	$(0.17)
Year ended December 31, 2006	$12.47	$(0.03)e	$2.22	$2.19
Selected International Fund Class D:
Six months ended June 30, 2011d	$11.02	$0.09e	$(0.34)	$(0.25)
Year ended December 31, 2010	$9.79	$0.14e	$1.25	$1.39
Year ended December 31, 2009	$6.81	$0.07e	$2.98	$3.05
Year ended December 31, 2008	$12.30	$0.08e	$(5.54)	$(5.46)
Year ended December 31, 2007	$13.98	$0.05e	$(0.17)	$(0.12)
Year ended December 31, 2006	$12.46	$0.02e	$2.23	$2.25

Financial Highlights

Dividends and Distributions Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$–	$–	$–	$–	$42.48	2.51%	$3,238	0.93%f	0.93%f	1.00%f	5%
$(0.49)	$–	$–	$(0.49)	$41.44	12.53%	$3,549	0.93%	0.93%	0.80%	9%
$(0.29)	$–	$–	$(0.29)	$37.28	31.64%	$4,742	0.94%	0.94%	0.86%	11%
$(0.34)	$–	$(0.01)	$(0.35)	$28.54	(39.44)%	$4,481	0.92%	0.92%	0.86%	18%
$(0.49)	$–	$–	$(0.49)	$47.78	4.79%	$7,602	0.90%	0.88%	1.01%	8%
$(0.29)	$–	$–	$(0.29)	$46.06	15.19%	$7,509	0.90%	0.90%	0.72%	9%

$–	$–	$–	$–	$42.52	2.68%	$3,954	0.60%f	0.60%f	1.33%f	5%
$(0.62)	$–	$–	$(0.62)	$41.41	12.90%	$3,934	0.60%	0.60%	1.13%	9%
$(0.38)	$–	$–	$(0.38)	$37.25	32.06%	$3,654	0.61%	0.61%	1.19%	11%
$(0.48)	$–	$(0.01)	$(0.49)	$28.50	(39.24)%	$2,881	0.59%	0.59%	1.19%	18%
$(0.64)	$–	$–	$(0.64)	$47.79	5.11%	$5,020	0.57%	0.57%	1.32%	8%
$(0.42)	$–	$–	$(0.42)	$46.07	15.59%	$4,407	0.58%	0.58%	1.04%	9%

$–	$(0.83)	$–	$(0.83)	$9.90	(2.75)%	$15	1.26%f	1.26%f	1.09%f	93% i
$(0.12)	$–	$–	$(0.12)	$11.00	13.73%g	$18	1.23%	1.23%	0.92%	28%
$(0.03)	$–	$–	$(0.03)	$9.78	44.21%	$19	1.32%	1.32%	0.38%	24%
$–	$–	$–	$–	$6.80	(44.72)%	$16	1.26%	1.26%	0.43%	30%
$(0.01)	$(1.50)	$–	$(1.51)	$12.30	(1.27)%	$42	1.17%	1.17%	(0.03)%	36%
$(0.11)	$(0.57)	$–	$(0.68)	$13.98	17.74%	$55	1.16%	1.16%	(0.20)%	41%

$–	$(0.83)	$–	$(0.83)	$9.94	(2.56)%	$66	0.78%f	0.78%f	1.57%f	93% i
$(0.16)	$–	$–	$(0.16)	$11.02	14.30%g	$73	0.76%	0.76%	1.39%	28%
$(0.07)	$–	$–	$(0.07)	$9.79	44.72%	$67	0.84%	0.84%	0.86%	24%
$(0.03)	$–	$–h	$(0.03)	$6.81	(44.40)%	$48	0.86%	0.86%	0.83%	30%
$(0.06)	$(1.50)	$–	$(1.56)	$12.30	(0.89)%	$94	0.81%	0.81%	0.33%	36%
$(0.16)	$(0.57)	$–	$(0.73)	$13.98	18.19%	$95	0.83%	0.83%	0.13%	41%

SELECTED FUNDS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected Daily Government Fund Class S:
Six months ended June 30, 2011d	$1.000	$–j	$–	$–j
Year ended December 31, 2010	$1.000	$0.001	$–	$0.001
Year ended December 31, 2009	$1.000	$0.002	$–	$0.002
Year ended December 31, 2008	$1.000	$0.020	$–	$0.020
Year ended December 31, 2007	$1.000	$0.044	$–	$0.044
Year ended December 31, 2006	$1.000	$0.043	$–	$0.043
Selected Daily Government Fund Class D:
Six months ended June 30, 2011d	$1.000	$–j	$–	$–j
Year ended December 31, 2010	$1.000	$0.001	$–	$0.001
Year ended December 31, 2009	$1.000	$0.003	$–	$0.003
Year ended December 31, 2008	$1.000	$0.024	$–	$0.024
Year ended December 31, 2007	$1.000	$0.048	$–	$0.048
Year ended December 31, 2006	$1.000	$0.045	$–	$0.045

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year.

b	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements and/or waivers from the Adviser/Distributor.
c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

d	Unaudited.
e	Per share calculations were based on average shares outstanding for the period.

Financial Highlights – (Continued)

Dividends and Distributions Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset alue, End of Period	Total Returna	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$–j	$–	$–	$–j	$1.000	0.04%	$4	1.35%f	0.11%f	0.08%f	NA
$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$4	1.29%	0.22%	0.08%	NA
$(0.002)	$–	$–	$(0.002)	$1.000	0.20%	$4	1.17%	0.54%	0.31%	NA
$(0.020)	$–	$–	$(0.020)	$1.000	2.05%	$4	0.94%	0.75%	2.09%	NA
$(0.044)	$–	$–	$(0.044)	$1.000	4.50%	$5	0.97%	0.75%	4.41%	NA
$(0.043)	$–	$–	$(0.043)	$1.000	4.33%	$6	0.67%	0.67%	4.28%	NA

$–j	$–	$–	$–j	$1.000	0.04%	$24	0.68%f	0.11%f	0.08%f	NA
$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$23	0.67%	0.22%	0.08%	NA
$(0.003)	$–	$–	$(0.003)	$1.000	0.29%	$24	0.57%	0.44%	0.41%	NA
$(0.024)	$–	$–	$(0.024)	$1.000	2.40%	$67	0.40%	0.40%	2.44%	NA
$(0.048)	$–	$–	$(0.048)	$1.000	4.85%	$110	0.41%	0.41%	4.75%	NA
$(0.045)	$–	$–	$(0.045)	$1.000	4.61%	$104	0.40%	0.40%	4.55%	NA

f	Annualized.
g
Selected International Fund made a favorable investment in an initial public offering (IPO), which had a material impact on the investment performance, adding approximately 2% to the Fund’s total return in 2010. The IPO was purchased with the intent to benefit from long-term growth of the underlying company and the rapid appreciation was an unusual occurrence. Such performance may not continue in the future.

h	Less than $0.005 per share.
i
As a result of the change in investment strategy on May 1, 2011, from investing primarily in domestic equity securities to investing primarily in foreign equity securities, portfolio turnover was unusually high.

j	Less than $0.0005 per share.
See Notes to Financial Statements

SELECTED FUNDS	Director Approval of Advisory Agreements

Process of Annual Review

The Board of Directors/Trustees of the Selected Funds oversees the management of each Selected Fund and, as required by law, determines annually whether to approve the continuance of each Selected Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Selected Advisers” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Selected Advisers in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in April 2011 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Selected American Shares, Selected International Fund, and Selected Daily Government Fund, and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Selected Advisers to each Fund and their shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Selected Advisers is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem.  The Independent Directors concluded that, through its actions and communications, Davis Selected Advisers has attempted to have a meaningful, positive impact on investor behavior.

Davis Selected Advisers (and its affiliates) and members of the Davis family are some of the largest shareholders in the Selected Funds. The Independent Directors concluded that this investment tends to align Davis Selected Advisers’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are highly motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Selected Advisers and the Davis family have contributed to the economies of scale, which have lowered fees and expenses for Selected Funds’ shareholders over time.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Selected Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Selected Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Selected Advisers to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.  The Directors also observed that the Funds’ portfolio managers and analysts have incentive compensation and other arrangements designed to reward long-term performance results.

SELECTED FUNDS	Director Approval of Advisory Agreements – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Selected Advisers’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after-tax results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Selected Advisers to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules, and review of breakpoints, if applicable.

The Independent Directors reviewed the management fee schedule for each Fund and the profitability of each Fund to Davis Selected Advisers, the extent to which economies of scale might be realized if any of the Funds’ net assets increase, and whether the fee schedule reflected those potential economies of scale. The Independent Directors considered the nature, quality and extent of the services being provided to each Fund and the costs incurred by Davis Selected Advisers in providing such services. The Independent Directors considered various potential benefits that Davis Selected Advisers may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Selected Advisers does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Selected Advisers by the Selected Funds with those paid by Davis Selected Adviser’s sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues which are unique to mutual funds. In addition, the work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows, as well as IRS diversification compliance. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has gotten more intense.

Selected American Shares

The Independent Directors noted that Selected American Shares Class S had under-performed its benchmark, the Standard & Poor’s 500® Index, over the one-, three-, and five-year time periods and out-performed over the ten-year time period, all ended March 31, 2011. The Fund’s Class S shares under-performed the average performance of its peer group as determined by an independent service provider over the one-, three-, and five-year time periods and out-performed over the ten-year time period, all ended December 31, 2010. The Independent Directors noted that the Fund’s Class S shares out-performed the Standard & Poor’s 500® Index in 10 of the 13 rolling five-year time frames and its peer group in 12 of the 13 rolling five-year time frames ended December 31 for each year from 1998 through 2010. The Fund out-performed both the Index and its peer group in all of the 8 rolling ten-year time frames ended December 31 for each year from 2003 through 2010.

The Independent Directors considered the contractual advisory fee, noting that it was above the asset-weighted average of funds with similar investment objectives as determined by an independent service provider, but below the average of a smaller “expense group” of similar funds as determined by the independent service provider. Davis Selected Advisers obtained additional information from the independent service provider showing the contractual advisory fee to be below the average of all large-cap funds.

The Independent Directors also considered the total expense ratio for Selected American Shares Class S, noting that the expenses were reasonable and within the range of the average ratios of its peer group as determined by an independent service provider.

SELECTED FUNDS	Director Approval of Advisory Agreements – (Continued)

Selected International Fund (formerly Selected Special Shares)

On May 1, 2011, the Fund changed its name from Selected Special Shares to Selected International Fund and changed its investment strategy from investing primarily in domestic equity securities to investing primarily in foreign equity securities. At the time of the April 2011 board meeting, the Fund was still named Selected Special Shares. The information which the Directors reviewed applied to Selected Special Shares as it invested primarily in domestic equity securities, its benchmark index was the Russell 3000® Index, and its peer group was multi-cap core funds.

The Independent Directors noted that Selected Special Shares Class S had under-performed its benchmark, the Russell 3000® Index, over the one-, three-, five-, and ten-year time periods ended March 31, 2011. The Fund’s Class S shares under-performed the average performance of its peer group as determined by an independent service provider over the one-, three-, five-, and ten-year time periods ended December 31, 2010. The Independent Directors noted that the Fund’s Class S shares out-performed the Russell 3000® Index in 6 of the 13 rolling five-year time frames and its peer group in 5 of the 13 rolling five-year time frames ended December 31 for each year from 1998 through 2010. The Fund out-performed the Russell 3000® Index in 5 of the 8 rolling ten-year time frames and its peer group in 1 of the 8 rolling ten-year time frames ended December 31 for each year from 2003 through 2010. Davis Selected Advisers began managing Selected Special Shares on a daily basis in May 2001 and believes that the rolling five-year time frames are more relevant given its tenure.

The Independent Directors considered the contractual advisory fee, noting that it was below the asset-weighted average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Selected Special Shares Class S, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

Selected Daily Government Fund

The Independent Directors noted that a report produced by an independent service provider indicated that Selected Daily Government Fund Class S out-performed the average performance of its peer group as determined by an independent service provider over the one-, three-, five-, and ten-year time periods ended December 31, 2010.

The Independent Directors also considered the total expense ratio for Selected Daily Government Fund Class S, noting that the expenses were reasonable and approximately the same as the average of its peer group as determined by an independent service provider.  The Independent Directors also noted that the Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses so that net investment income will not be less than zero until May 1, 2012.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Selected Advisers had provided Selected American Shares, Selected Special Shares (renamed Selected International Fund on May 1, 2011), and Selected Daily Government Fund and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Selected Advisers’ shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund were reasonable in light of the nature, quality and extent of the services being provided to the Funds, the costs incurred by Davis Selected Advisers in providing such service, and in comparison to the range of the average advisory fees of their peer groups, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interest of each Fund and their shareholders. The Independent Directors and the full Board of Directors/Trustees therefore voted to continue the Advisory Agreements.

SELECTED FUNDS	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds.  A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q and Form N-MFP

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  In addition, Selected Daily Government Fund files its complete schedule of portfolio holdings with the SEC for each month end on Form N-MFP. The Funds’ Form N-Q and Selected Daily Government Fund’s Form N-MFP are available without charge, upon request, by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com, or on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SELECTED FUNDS	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us.  We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction.  In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent.  We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services.  We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made.  We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.  We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, Annual and Semi-Annual Report to shareholders having the same last name and address on the Funds’ records.  The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense.  If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Selected Funds by phone at 1-800-243-1575.  Individual copies of current prospectuses and reports will be sent to you within 30 days after the Funds receive your request to stop householding.

SELECTED FUNDS	Directors and Officers

For the purposes of their service as directors to the Selected Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756.  Each Director serves until retirement, resignation, death, or removal.  Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age 75.

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

William P. Barr (05/23/50)	Director	Director since 1994	Of Counsel to Kirkland & Ellis LLP (law firm) until July 2009; Executive Vice President and General Counsel, Verizon (a telecommunications company) from 1994 through 2008.	3
Director, Holcim (U.S.) Inc. (supplier of Portland and blended cements); Director, Aggregate Industries Management, Inc. (Construction and building materials supplier, subsidiary of Holcim); Director, Time Warner, Inc. (media and entertainment company); Director, Dominion Resources (energy company).

Francisco L. Borges (11/17/51)	Director	Director since 2006	Chairman and Managing Partner, Landmark Partners, Inc. (private equity firm) since March 1999.	3	Director, Assured Guaranty; Trustee, Connecticut Public Broadcasting Network; Director, University of Connecticut Health Center.

Jerome E. Hass (06/01/40)	Director	Director since 1997	James B. Rubin Professor of Finance Emeritus, Johnson Graduate School of Management, Cornell University; Consultant, National Economic Research Associates; Co-Owner of B&H Enterprises of Ithaca (dba Ithaca Agway True Value) since 2000.	3	None

Katherine L. MacWilliams (01/19/56)	Director	Director since 1997	Chief Financial Officer, Caridian BCT, Inc. (a medical device company); former Chief Financial Officer, Coors Brewers Limited, a division of Molson Coors Brewing Company.	3	None

James J. McMonagle (10/01/44)	Director/ Chairman	Director since 1990	Chairman, Selected Funds Board of Directors since 1997; of Counsel to Vorys, Sater, Seymour and Pease LLP (law firm) since 2002.	3	Director, Owens Corning (producer of residential and commercial building materials).

Richard O'Brien (09/12/45)	Director	Director since 1996	Retired Corporate Economist, Hewlett-Packard Company.	3	None

SELECTED FUNDS	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1998	President or Vice President of each Selected Fund and Davis Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, Davis Funds (consisting of 13 portfolios).

Christopher C. Davis (07/13/65)	Director	Director since 1998	President or Vice President of each Selected Fund, Davis Fund and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Davis Funds (consisting of 13 portfolios); Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Christopher C. Davis (born 07/13/65, Selected Funds officer since 1998). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Selected Funds officer since 1998). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Selected Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Selected Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Selected Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Selected Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Selected Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

SELECTED FUNDS

Investment Adviser
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Custodian
State Street Bank and Trust Co.
c/o The Selected Funds
One Lincoln Street
Boston, Massachusetts 02111

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Selected Funds
P.O. Box 8243
Boston, Massachusetts 02266-8243

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about the Selected Funds including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.selectedfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Katherine MacWilliams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

        (a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED INTERNATIONAL FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

 Date: September 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

 Date: September 8, 2011

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

 Date: September 8, 2011